Note 14 - Stock-based Compensation	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
14.	Stock-based compensation:

Equity-settled stock options:

The Bank has a stock option plan for its employees and officers. Options are granted at an exercise price set at the closing market price of the Bank’s common shares on the day preceding the date on which the option is granted and are exercisable within ten years of issue. Options are usually granted with graded vesting terms. One third of the grant vests immediately, one third vests on the first anniversary of the grant date, and one third vests on the second anniversary of the grant date. In limited cases, some options are granted with immediate vesting terms.

For the year ended October 31, 2021, the Bank recognized stock-based compensation expense of $nil (2020 - $nil). As at October 31, 2021, the outstanding options totaled 40,000 (2020 – 42,017). The options are fully vested and exercisable into common shares at $7.00 per share and expire on October 31, 2023. No stock options were granted during the years ended October 31, 2021 and October 31, 2020.